Non-Controlling Interests	12 Months Ended
Dec. 31, 2023
Interests In Other Entities [Abstract]
Non-Controlling Interests	Non-Controlling Interests
The Company’s subsidiaries and operations that have non-controlling interests are as follows:

Subsidiary / Operation	Non-controlling interest owner	Non-controlling interest as at Dec. 31, 2023	Non-controlling interest as at Dec. 31, 2022
TransAlta Cogeneration LP	Canadian Power Holdings Inc.	49.99%	49.99%
Kent Hills Wind LP	Natural Forces Technologies Inc.	17%	17%
TransAlta Renewables Inc.	Public shareholders	nil(1)	39.9%
(1)Non-controlling interest from Jan. 1, 2023 to Oct. 4, 2023 was 39.9%.
TransAlta Cogeneration, LP (“TA Cogen”) operates a portfolio of cogeneration facilities in Canada and owns 50 per cent of a dual-fuel generating facility.
Kent Hills Wind LP owns and operates the 167 MW Kent Hills (1, 2 and 3) wind facilities located in New Brunswick. Kent Hills Wind LP is a subsidiary of TransAlta Renewables Inc. ("TransAlta Renewables").
TransAlta Renewables owns a portfolio of gas and renewable power generation facilities in Canada and owns economic interests in various other gas and renewable facilities of the Company. On Oct. 5, 2023, the Company acquired all of the outstanding common shares of TransAlta Renewables not already owned, directly or indirectly, by TransAlta and certain of its affiliates. TransAlta Renewables at Dec. 31, 2023, is a wholly owned subsidiary of the Company. Refer to Note 4 for more details.
Summarized financial information relating to subsidiaries with significant non-controlling interests is as follows:
TA Cogen

Year ended Dec. 31	2023	2022	2021
Revenues	290	347	265
Net earnings and total comprehensive income	121	143	103
Amounts attributable to the non-controlling interest:
Net earnings	80	91	62
Total comprehensive income	80	91	62
Distributions paid to Canadian Power Holdings Inc.	148	87	56

As at Dec. 31	2023	2022
Current assets	43	127
Long-term assets	193	253
Current liabilities	(41)	(62)
Long-term liabilities	(34)	(27)
Total equity	(161)	(291)
Equity attributable to Canadian Power Holdings Inc.	(79)	(147)
Non-controlling interest share (per cent)	49.99	49.99
Kent Hills Wind LP
Prior to Oct 5, 2023, financial information related to the 17 per cent non-controlling interest in Kent Hills Wind LP was included in the financial information disclosed in TransAlta Renewables in this note.

Year ended Dec. 31	2023(1)
Revenues	7
Net earnings and total comprehensive income	2
Amounts attributable to the non-controlling interest:
Net earnings and total comprehensive income	—
(1)This represents financial information from Oct. 5, 2023 to Dec. 31, 2023. The net earnings attributable to non-controlling interest in Kent Hills Wind LP prior to Oct. 5, 2023, is included in the disclosures for TransAlta Renewables.

As at Dec. 31	2023
Current assets	35
Long-term assets	481
Current liabilities	(42)
Long-term liabilities	(188)
Total equity	(285)
Equity attributable to non-controlling interests	(48)
Non-controlling interest share (per cent)	17
TransAlta Renewables
The financial information disclosed below includes the 17 per cent non-controlling interest in Kent Hills Wind LP until Oct. 5, 2023.

Year ended Dec. 31	2023(1)	2022	2021
Revenues	303	560	470
Net earnings	56	74	139
Total comprehensive income (loss)	(7)	(67)	66
Amounts attributable to the non-controlling interests:
Net earnings	21	20	50
Total comprehensive income (loss)	(4)	(36)	21
Distributions paid to non-controlling interests	75	100	100
(1)Non-controlling interest share prior the close of the transaction on Oct. 5, 2023. This represents financial information from Jan. 1, 2023 to Oct. 4, 2023.

As at Dec. 31	2022
Current assets	240
Long-term assets	2,989
Current liabilities	(306)
Long-term liabilities	(1,118)
Total equity	(1,805)
Equity attributable to non-controlling interests	(732)
Non-controlling interests’ share (per cent)	39.9